UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Georgia Municipal Income Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Security	Principal Amount (000’s omitted)	Value
Education — 6.5%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$638,382
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	860,115
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	858,135
Unified Government of Athens-Clarke County Development Authority, (University of Georgia Athletic Association), (LOC: Wells Fargo Bank N.A.), 0.08%, 7/1/35(1)	2,000	2,000,000

		$4,356,632

Electric Utilities — 1.6%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,076,560

		$1,076,560

Escrowed/Prerefunded — 13.6%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,019,560
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), Prerefunded to 8/1/18, 5.625%, 8/1/34	675	767,070
Gwinnett County School District, Prerefunded to 2/1/18, 5.00%, 2/1/36(2)	4,500	4,977,945
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,161,050
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,150,020

		$9,075,645

General Obligations — 7.4%
Cherokee County School System, 5.00%, 2/1/29	$1,000	$1,178,750
Forsyth County, 5.00%, 3/1/28	1,000	1,211,520
Georgia, 2.00%, 8/1/27	315	294,730
Jefferson City School District, 5.25%, 2/1/33	1,500	1,735,560
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	550,190

		$4,970,750

Hospital — 7.0%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,086,340
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,120,780
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	734,546
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.625%, 8/1/34	75	82,415
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,095,940
Savannah Hospital Authority, (St Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	576,175

		$4,696,196

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 5.8%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,377,600
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	510	511,535
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	956,052

		$3,845,187

Insured-Education — 3.3%
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), 5.625%, 6/15/38	$830	$915,349
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	1,125	1,269,765

		$2,185,114

Insured-Electric Utilities — 7.8%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$950	$1,016,519
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,135,540
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,244,703
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	973,689
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	545,066
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	297,231

		$5,212,748

Insured-Escrowed/Prerefunded — 0.3%
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	$170	$193,268

		$193,268

Insured-General Obligations — 2.1%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,407,377

		$1,407,377

Insured-Hospital — 2.9%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,960,682

		$1,960,682

Insured-Lease Revenue/Certificates of Participation — 3.8%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,326	$1,419,244
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,122,150

		$2,541,394

Insured-Special Tax Revenue — 4.0%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32(3)	$1,190	$1,236,600
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	785	860,007
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	539,512

		$2,636,119

Insured-Water and Sewer — 7.4%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$556,055
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,889,524
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	750	800,903
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	500	614,685
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,081,980

		$4,943,147

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.3%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$851,558

		$851,558

Senior Living/Life Care — 0.9%
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	$550	$614,438

		$614,438

Special Tax Revenue — 9.5%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$855,870
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	838,965
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,918,752
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	227,429
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	244,926
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	398,755
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	184,486
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,196,845
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	493,956

		$6,359,984

Transportation — 3.0%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,134,210
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	838,740

		$1,972,950

Water and Sewer — 8.9%
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	$1,000	$1,170,390
Columbus, Water and Sewer Revenue, 5.00%, 5/1/33	500	571,450
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,304,864
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,709,865
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29(4)	1,000	1,174,670

		$5,931,239

Total Tax-Exempt Investments — 97.1% (identified cost $59,906,304)		$64,830,988

Other Assets, Less Liabilities — 2.9%		$1,928,895

Net Assets — 100.0%		$66,759,883

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

3

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 32.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.4% to 11.3% of total investments.

(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at May 31, 2015.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	When-issued security.

A summary of open financial instruments at May 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/15	15 U.S. Long Treasury Bond	Short	$(2,320,402)	$(2,334,375)	$(13,973)

At May 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $13,973.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,488,503

Gross unrealized appreciation	$5,157,450
Gross unrealized depreciation	(189,965)

Net unrealized appreciation	$4,967,485

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,830,988	$—	$64,830,988
Total Investments	$—	$64,830,988	$—	$64,830,988

Liability Description
Futures Contracts	$(13,973)	$—	$—	$(13,973)
Total	$(13,973)	$—	$—	$(13,973)

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Maryland Municipal Income Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.6%

Security	Principal Amount (000’s omitted)	Value
Education — 9.7%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,109,310
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,255,040
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,544,685
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,628,405

		$6,537,440

Electric Utilities — 0.7%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25(1)	$500	$502,105

		$502,105

Escrowed/Prerefunded — 7.2%
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/16, 5.00%, 7/1/36	$1,280	$1,344,550
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/16, 5.00%, 7/1/41	1,000	1,050,430
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,437,290

		$4,832,270

General Obligations — 16.6%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,204,319
Baltimore County, 4.00%, 8/1/26	1,000	1,096,070
Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,000	2,177,080
Baltimore, 4.00%, 10/15/25	1,520	1,670,221
Baltimore, 5.00%, 10/15/27	750	887,940
Maryland, 5.00%, 11/1/19	2,000	2,316,940
Montgomery County, 5.00%, 11/1/29	1,500	1,797,720

		$11,150,290

Hospital — 20.2%
Baltimore County, (Catholic Health Initiatives), Prerefunded to 9/1/16, 4.50%, 9/1/33	$780	$818,532
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,081,200
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,111,990
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,194,680
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/38	1,500	1,645,590
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), Prerefunded to 5/15/16, 5.25%, 5/15/46	1,475	1,544,472
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), Series B, 5.00%, 8/15/38	1,000	1,105,820
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,055,160
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	1,000	1,090,260
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,127,000
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	802,335

		$13,577,039

1

Security	Principal Amount (000’s omitted)	Value
Housing — 5.9%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,014,930
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(2)	930	942,927
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37(3)	1,000	1,010,410
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,000	1,007,610

		$3,975,877

Industrial Development Revenue — 2.9%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$780	$779,930
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	155	156,796
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,031,740

		$1,968,466

Insured – Education — 2.0%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,353,660

		$1,353,660

Insured – Escrowed/Prerefunded — 5.6%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,763,213

		$3,763,213

Insured – Hospital — 5.2%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,464,756

		$3,464,756

Insured – Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$172,665

		$172,665

Insured – Transportation — 5.6%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,537,774
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(2)	2,000	2,196,820

		$3,734,594

Insured – Water and Sewer — 3.6%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$1,000	$1,120,800
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	1,150	1,264,805

		$2,385,605

Other Revenue — 3.4%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,291,840

		$2,291,840

Senior Living/Life Care — 1.3%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$522,663
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	370	377,315

		$899,978

Special Tax Revenue — 5.6%
Baltimore (Clipper Mill), 6.25%, 9/1/33	$720	$728,489
Baltimore (Strathdale Manor), 7.00%, 7/1/33	495	496,109
Maryland Department of Transportation, Prerefunded to 2/15/18, 5.00%, 2/15/23	1,000	1,107,610
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,127,720
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	275,775

		$3,735,703

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 5.8%
Maryland Transportation Authority, 4.00%, 7/1/27	$1,000	$1,076,660
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,830,350

		$3,907,010

Total Tax-Exempt Investments — 101.6% (identified cost $64,470,935)		$68,252,511

Other Assets, Less Liabilities — (1.6)%		$(1,092,673)

Net Assets — 100.0%		$67,159,838

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 21.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.5% to 10.6% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at May 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/15	25 U.S. Long Treasury Bond	Short	$(3,867,337)	$(3,890,625)	$(23,288)

At May 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $23,288.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,119,194

Gross unrealized appreciation	$4,307,573
Gross unrealized depreciation	(294,256)

Net unrealized appreciation	$4,013,317

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$68,252,511	$—	$68,252,511
Total Investments	$—	$68,252,511	$—	$68,252,511

Liability Description
Futures Contracts	$(23,288)	$—	$—	$(23,288)
Total	$(23,288)	$—	$—	$(23,288)

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Missouri Municipal Income Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	$1,000	$1,162,470

		$1,162,470

Education — 5.8%
Missouri State Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	$1,000	$1,122,230
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,652,115
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,404,298

		$4,178,643

Electric Utilities — 3.1%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,116,700
Missouri Joint Municipal Electric Utility Commission, (Prairie State Project), 5.00%, 12/1/30	1,000	1,138,380

		$2,255,080

Escrowed/Prerefunded — 7.4%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,199,280
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	395	423,997
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), Prerefunded to 6/1/17, 4.75%, 6/1/37	2,500	2,699,900

		$5,323,177

General Obligations — 18.4%
Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,097,040
Columbia School District, 5.00%, 3/1/31	1,000	1,131,490
Hazelwood School District, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,132,990
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,139,090
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,139,090
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,090,210
Joplin Schools, (Direct Deposit Program), 3.25%, 3/1/33	400	394,140
Kansas City, 4.75%, 2/1/25	1,000	1,088,390
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,133,190
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,136,690
University City School District, (Direct Deposit Program), 0.00%, 2/15/32	1,000	552,960
University City School District, (Direct Deposit Program), 0.00%, 2/15/33	1,000	529,630
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,617,450

		$13,182,360

Hospital — 9.8%
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,074,150
Missouri State Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,054,520
Missouri State Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,146,340
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,107,590
Missouri State Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,068,910

1

Security	Principal Amount (000’s omitted)	Value
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	$1,000	$1,060,620
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	545,930

		$7,058,060

Housing — 1.8%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$740	$743,249
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	105	109,493
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	325	345,342
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	65	65,134

		$1,263,218

Industrial Development Revenue — 2.5%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,760,149

		$1,760,149

Insured – Electric Utilities — 5.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$943,882
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	277,488
Springfield Public Utility, (BHAC), (FGIC), Prerefunded to 8/1/16, 4.50%, 8/1/36	2,275	2,358,493

		$3,579,863

Insured – Escrowed/Prerefunded — 6.0%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,258,535
Missouri State University Auxiliary Enterprise System, (XLCA), Prerefunded to 4/1/17, 5.00%, 4/1/25	1,000	1,078,040

		$4,336,575

Insured – General Obligations — 4.5%
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	$1,000	$1,072,510
Puerto Rico, (AGM), 5.00%, 7/1/35	1,000	996,820
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,190,960

		$3,260,290

Insured – Hospital — 5.7%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$1,967,918
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,091,314

		$4,059,232

Insured – Industrial Development Revenue — 1.0%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$737,356

		$737,356

Insured – Lease Revenue/Certificates of Participation — 5.0%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$864,360
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,556,947
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,201,450

		$3,622,757

Insured – Special Tax Revenue — 5.3%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,884,461
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	463,070
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	492,855

		$3,840,386

2

Security	Principal Amount (000’s omitted)	Value
Insured – Transportation — 3.1%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$1,060	$1,075,529
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,176,140

		$2,251,669

Insured – Water and Sewer — 1.5%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,068,040

		$1,068,040

Senior Living/Life Care — 4.6%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$941,363
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,341,899
Saint Louis County Industrial Development Authority, Series A, (Friendship Village of West County), 5.50%, 9/1/28	1,000	1,022,190

		$3,305,452

Special Tax Revenue — 3.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$299,541
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	328,423
Jackson County, Special Obligation, (Harry S. Truman Sports Complex), 5.00%, 12/1/31	1,000	1,141,240
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	530	370,772

		$2,139,976

Water and Sewer — 5.8%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,334,832
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,635,467
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,162,820

		$4,133,119

Total Tax-Exempt Investments — 100.9% (identified cost $66,606,717)		$72,517,872

Other Assets, Less Liabilities — (0.9)%		$(671,730)

Net Assets — 100.0%		$71,846,142

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 36.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 14.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at May 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/15	29 U.S. 10-Year Treasury Note	Short	$(3,691,114)	$(3,702,937)	$(11,823)
9/15	6 U.S. Long Treasury Bond	Short	(928,161)	(933,750)	(5,589)

					$(17,412)

At May 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $17,412.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$65,722,955

Gross unrealized appreciation	$6,223,878
Gross unrealized depreciation	(278,961)

Net unrealized appreciation	$5,944,917

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$72,517,872	$—	$72,517,872
Total Investments	$—	$72,517,872	$—	$72,517,872

Liability Description
Futures Contracts	$(17,412)	$—	$—	$(17,412)
Total	$(17,412)	$—	$—	$(17,412)

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

North Carolina Municipal Income Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.5%

Security	Principal Amount (000’s omitted)	Value
Education — 11.4%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$434,124
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,000	5,587,400
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,659,536
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,281,998
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,406,775
University of North Carolina at Greensboro, 5.00%, 4/1/26	655	775,147
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,151,294

		$13,296,274

Electric Utilities — 4.0%
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	$2,000	$2,365,500
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,362,114
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/31	885	995,147

		$4,722,761

Escrowed/Prerefunded — 12.4%
Cabarrus County, Certificates of Participation, Prerefunded to 6/1/18, 5.00%, 6/1/29	$1,550	$1,733,272
Cabarrus County, Certificates of Participation, Prerefunded to 6/1/18, 5.25%, 6/1/28	1,400	1,575,882
Cary, Combined Enterprise System Revenue, Prerefunded to 12/1/17, 5.00%, 12/1/33	2,000	2,205,840
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/25	2,000	2,194,220
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/36	305	334,619
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,500	2,935,225
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	1,950	1,740,531
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,811,920

		$14,531,509

General Obligations — 3.2%
Greensboro, 5.00%, 2/1/27	$650	$788,047
North Carolina, 4.00%, 6/1/23	2,000	2,303,220
North Carolina, 5.00%, 6/1/22	500	604,510

		$3,695,777

Hospital — 18.3%
Charlotte-Mecklenburg Hospital Authority, (Carolinas HealthCare System), (LOC: Wells Fargo Bank N.A.), 0.08%, 1/15/45(2)	$3,075	$3,075,000
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,151,680
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, 5.00%, 6/1/42	2,295	2,562,597
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,391,862

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/36	$520	$548,855
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,478,603
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	1,000	1,043,390
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	994,635
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,764,888
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,229,060
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,195,980

		$21,436,550

Housing — 2.5%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26(3)	$1,430	$1,450,077
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,440	1,452,759

		$2,902,836

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$858,990

		$858,990

Insured-Education — 1.0%
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	$1,050	$1,153,814

		$1,153,814

Insured-Electric Utilities — 3.8%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,114,171
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,740	1,724,392
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	594,462

		$4,433,025

Insured-General Obligations — 0.3%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$301,524

		$301,524

Insured-Hospital — 4.2%
Johnston Memorial Hospital, (AGM), 16.063%, 10/1/36(4)(5)(6)	$1,640	$2,226,858
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	2,500	2,634,550

		$4,861,408

Insured-Lease Revenue/Certificates of Participation — 2.3%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,620,720
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,078,160

		$2,698,880

Insured-Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$545,710

		$545,710

Insured-Transportation — 5.1%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$2,972,385
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,117,770
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,826,370

		$5,916,525

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 14.4%
Buncombe County, 5.00%, 6/1/29	$750	$874,043
Buncombe County, 5.00%, 6/1/31	1,000	1,157,660
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,917,974
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,123,230
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,121,840
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,131,680
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,946,612
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,150,470
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,159,770
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,119,380
Wake County, 5.00%, 6/1/36	1,000	1,114,560
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,131,260
Winston-Salem, 5.00%, 6/1/27	750	887,422

		$16,835,901

Other Revenue — 2.1%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,197,960
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,254,720

		$2,452,680

Solid Waste — 1.0%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,150,450

		$1,150,450

Special Tax Revenue — 0.5%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$545	$618,864

		$618,864

Transportation — 3.8%
Charlotte Airport, 5.50%, 7/1/34	$535	$614,549
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,630,095
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,105,330
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,115,140

		$4,465,114

Water and Sewer — 11.0%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$871,395
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	355	425,638
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	636,638
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	2,495	2,744,450
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,128,330
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,052,540
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,199,820
Wilmington, Storm Water Fee Revenue, 5.00%, 6/1/30(7)	400	467,200
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,128,130
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,246,340

		$12,900,481

Total Tax-Exempt Investments — 102.5% (identified cost $111,102,166)		$119,779,073

Other Assets, Less Liabilities — (2.5)%		$(2,890,328)

Net Assets — 100.0%		$116,888,745

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 16.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 8.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at May 31, 2015.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2015.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,920,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2015, the aggregate value of these securities is $2,226,858 or 1.9% of the Fund’s net assets.

(7)	When-issued security.

The Fund did not have any open financial instruments at May 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,296,761

Gross unrealized appreciation	$8,998,929
Gross unrealized depreciation	(266,617)

Net unrealized appreciation	$8,732,312

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$119,779,073	$—	$119,779,073
Total Investments	$—	$119,779,073	$—	$119,779,073

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Oregon Municipal Income Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.6%

Security	Principal Amount (000’s omitted)	Value
Education — 8.0%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$551,370
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,112,570
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,363,960
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,013,650
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,076,460
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	278,565
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	285,140
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,844,068
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	574,985
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	563,280

		$9,664,048

Electric Utilities — 1.1%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,366,387

		$1,366,387

Escrowed/Prerefunded — 3.7%
Port of Portland, Portland International Airport, Prerefunded to 7/1/18, 5.00%, 7/1/29	$4,000	$4,478,280

		$4,478,280

General Obligations — 31.3%
Beaverton School District 48J, Washington and Multnomah Counties, 5.00%, 6/15/32	$1,235	$1,430,426
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	1,500	940,155
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	397,327
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	231,957
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,210,580
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/25	460	350,028
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/27	3,175	2,188,559
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, (0.00% to 6/15/16), 6/15/24	1,055	1,130,760
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, (0.00% to 6/15/16), 6/15/25	575	660,962
Jackson County, School District No. 549C, Prerefunded to 6/15/18, 5.00%, 6/15/33	2,000	2,237,020
Klamath County, School District, 5.00%, 6/15/29	1,155	1,316,342
Lake Oswego, 5.00%, 6/1/33	2,450	2,811,448
Medford, 5.00%, 7/15/32	545	618,455
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	596,740
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	689,646
Multnomah County, David Douglas School District No. 40, 0.00%, 6/15/24	1,640	1,276,724
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,941,700
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	2,485	2,489,920
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	750	294,030
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,301,338
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	479,894
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,789,978
Portland, Limited Tax, (Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,507,381

1

Security	Principal Amount (000’s omitted)	Value
Redmond, 5.00%, 6/1/28	$605	$696,222
Salem-Keizer, School District No. 24J, 0.00%, 6/15/29	1,000	623,250
Springfield School District No. 19, Lane County, 5.00%, 6/15/27	880	1,054,680
Springfield School District No. 19, Lane County, 5.00%, 6/15/29	1,275	1,501,975
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/24	1,220	1,492,243
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/28	1,000	1,180,190
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,401,144

		$37,841,074

Hospital — 11.3%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$2,958,300
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	930	934,120
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,468,777
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	279,977
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	4,046,204
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,703,265
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,301,960

		$13,692,603

Housing — 5.6%
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	$1,540	$1,554,584
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	4,740	4,903,009
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	370	379,416

		$6,837,009

Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,038,270
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,735,243

		$3,773,513

Insured-General Obligations — 6.6%
Beaverton School District, (AGC), 5.125%, 6/1/36	$715	$806,506
Clackamas and Washington Counties, School District No. 3, (NPFG), 0.00%, 6/15/23	800	659,136
Linn County, Lebanon Community School District No. 9, (NPFG), 5.50%, 6/15/30	4,000	5,130,480
Newport, (AGC), 0.00%, 6/1/28	1,000	631,760
Newport, (AGC), 0.00%, 6/1/29	1,225	737,107

		$7,964,989

Insured-Hospital — 7.8%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,518,182
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,424,440
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	5,300	4,531,394

		$9,474,016

Insured-Special Tax Revenue — 4.2%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$1,513,710
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,007,083
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	2,514,200

		$5,034,993

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 4.7%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$337,976
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,807,904
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,535	1,670,080
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,826,370

		$5,642,330

Other Revenue — 8.2%
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)(2)	$8,740	$9,959,405

		$9,959,405

Senior Living/Life Care — 0.4%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$466,037

		$466,037

Special Tax Revenue — 5.1%
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	$1,500	$1,860,045
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	1,082,079
Tri-County Metropolitan Transportation District, 5.00%, 9/1/30	2,000	2,329,820
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	857,325

		$6,129,269

Transportation — 1.5%
Redmond, Airport Revenue, 5.50%, 6/1/24	$215	$240,011
Redmond, Airport Revenue, 5.75%, 6/1/27	200	224,306
Redmond, Airport Revenue, 6.00%, 6/1/34	550	622,061
Redmond, Airport Revenue, 6.25%, 6/1/39	600	682,086

		$1,768,464

Total Tax-Exempt Investments — 102.6% (identified cost $119,152,307)		$124,092,417

Other Assets, Less Liabilities — (2.6)%		$(3,120,765)

Net Assets — 100.0%		$120,971,652

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 25.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 11.4% of total investments.

3

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,404,405.

A summary of open financial instruments at May 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/15	20 U.S. Long Treasury Bond	Short	$(3,093,870)	$(3,112,500)	$(18,630)

At May 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $18,630.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$112,300,161

Gross unrealized appreciation	$9,336,691
Gross unrealized depreciation	(4,099,435)

Net unrealized appreciation	$5,237,256

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$124,092,417	$—	$124,092,417
Total Investments	$—	$124,092,417	$—	$124,092,417

Liability Description
Futures Contracts	$(18,630)	$—	$—	$(18,630)
Total	$(18,630)	$—	$—	$(18,630)

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

South Carolina Municipal Income Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.8%

Security	Principal Amount (000’s omitted)	Value
Education — 3.5%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$2,695	$2,947,171
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	687,234
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	688,602

		$4,323,007

Electric Utilities — 2.3%
South Carolina Public Service Authority, 5.375%, 1/1/28	$155	$174,287
South Carolina Public Service Authority, 5.50%, 1/1/38	2,375	2,670,212

		$2,844,499

Escrowed/Prerefunded — 7.3%
Berkeley County, School District, Prerefunded to 12/1/16, 5.125%, 12/1/30	$2,350	$2,511,821
Newberry Investing in Children’s Education, (Newberry County School District), Prerefunded to 12/1/15, 5.25%, 12/1/25	1,320	1,352,947
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,985,996
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	235,598

		$9,086,362

General Obligations — 13.8%
Beaufort County School District, 5.00%, 3/1/27	$1,000	$1,203,700
Berkeley County, School District, 5.00%, 3/1/25	1,500	1,819,080
Charleston County, 4.00%, 11/1/29	2,650	2,827,656
Georgetown County, 5.00%, 3/1/31	2,510	2,853,092
Georgetown County, 5.00%, 3/1/33	2,750	3,107,610
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	608,350
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	214,674
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	750,102
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,735,153

		$17,119,417

Hospital — 25.1%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,716,780
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,103,590
Greenville Health System, 5.00%, 5/1/31	1,500	1,682,100
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,134,252
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	3,835	4,227,435
Lexington County Health Services District, Inc., 5.00%, 11/1/27	3,615	3,913,491
Lexington County Health Services District, Inc., 5.00%, 11/1/32	955	1,023,569
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,770,175
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	496,404
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,560	1,570,000
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,010	2,018,341
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,040	2,046,467
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center), 6.00%, 9/15/38	3,380	3,703,432
South Carolina Jobs Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,701,603

		$31,107,639

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.3%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,609,470

		$1,609,470

Insured – Electric Utilities — 5.3%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$874,420
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,068,077
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,338,660
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,353,696
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	941,232

		$6,576,085

Insured – Escrowed/Prerefunded — 2.8%
Scago Educational Facilities Corp., Pickens School District, (AGM), Prerefunded to 12/1/16, 4.50%, 12/1/28	$3,210	$3,399,069

		$3,399,069

Insured – Lease Revenue/Certificates of Participation — 0.9%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,094,570

		$1,094,570

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$745,766

		$745,766

Insured – Transportation — 3.1%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$2,700	$2,739,555
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,122,747

		$3,862,302

Insured – Utilities — 3.4%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,214,370
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,472,560
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	565,060

		$4,251,990

Insured – Water and Sewer — 4.0%
Greenwood, Metropolitan District Sewer System, (AGM), 15.241%, 10/1/30(1)(2)(3)	$1,875	$2,616,525
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,283,592

		$4,900,117

Lease Revenue/Certificates of Participation — 12.7%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,318,791
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	575,430
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,304,800
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(4)(5)	3,875	4,465,550
Dorchester County, School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,153,620
Laurens County, School District, 5.25%, 12/1/30	4,645	4,728,749
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,153,620

		$15,700,560

Special Tax Revenue — 1.7%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,161,670
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	919,779

		$2,081,449

Student Loan — 1.5%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,745	$1,861,043

		$1,861,043

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 3.3%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,104,429

		$4,104,429

Water and Sewer — 7.2%
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,000	$1,135,710
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,338,520
Columbia Waterworks and Sewer Revenue, 5.00%, 2/1/40	3,500	3,951,010
North Charleston Sewer District, 2.00%, 1/1/29	500	427,285

		$8,852,525

Total Tax-Exempt Investments — 99.8% (identified cost $114,880,965)		$123,520,299

Other Assets, Less Liabilities — 0.2%		$269,300

Net Assets — 100.0%		$123,789,599

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 20.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 6.2% of total investments.

(1)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2015.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2015, the aggregate value of these securities is $2,616,525 or 2.1% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,365,550.

The Fund did not have any open financial instruments at May 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$111,568,060

Gross unrealized appreciation	$8,944,028
Gross unrealized depreciation	(91,789)

Net unrealized appreciation	$8,852,239

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$123,520,299	$—	$123,520,299
Total Investments	$—	$123,520,299	$—	$123,520,299

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Virginia Municipal Income Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.7%
Virginia Resources Authority, (Pooled Funding Program), 5.25%, 11/1/33	$1,975	$2,200,229

		$2,200,229

Education — 10.8%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,845,469
University of Virginia, 5.00%, 6/1/40	2,100	2,314,305
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,419,360
Virginia College Building Authority, 5.00%, 9/1/38	275	303,278

		$8,882,412

Electric Utilities — 1.9%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,594,260

		$1,594,260

Escrowed/Prerefunded — 2.4%
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	$1,000	$1,153,970
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	640	728,749
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	95	108,071

		$1,990,790

General Obligations — 10.7%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,196,752
Norfolk, 5.00%, 8/1/28	750	874,815
Portsmouth, 4.75%, 7/15/25	500	559,470
Portsmouth, 5.25%, 7/15/25	675	772,146
Virginia, 4.00%, 6/1/26	1,000	1,114,890
Virginia, 5.00%, 6/1/31	2,000	2,309,040

		$8,827,113

Hospital — 21.9%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$5,845,237
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,368,700
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 1.97%, 8/1/38(3)	500	509,440
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,134,380
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	714,634
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,210,858

1

Security	Principal Amount (000’s omitted)	Value
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	$1,500	$1,572,495
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,667,258
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	507,335
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,559,535

		$18,089,872

Insured-Education — 6.2%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,088,670

		$5,088,670

Insured-Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$993,560
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	958,900

		$1,952,460

Insured-Hospital — 5.0%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,666,320
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	2,305	2,431,591

		$4,097,911

Insured-Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$393,149

		$393,149

Insured-Transportation — 15.7%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,867,000
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,122,070
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,616,192
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	3,800	4,249,920
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	150,312

		$13,005,494

Lease Revenue/Certificates of Participation — 2.0%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,672,695

		$1,672,695

Other Revenue — 1.3%
Fairfax County Economic Development Authority, (Silver Line Phase I), 5.00%, 4/1/37	$1,000	$1,099,400

		$1,099,400

Senior Living/Life Care — 4.7%
Albemarle County Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$100	$104,159
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	811,305
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,111,572
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	825,210
Virginia Beach Development Authority, (Westminster-Canterbury of Hampton Roads, Inc.), 5.375%, 11/1/32	1,000	1,005,890

		$3,858,136

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$397,387

		$397,387

Transportation — 8.5%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,104,620
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/32	1,000	447,210
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/33	1,000	426,630
Virginia Port Authority, (AMT), 5.00%, 7/1/33	3,000	3,344,520
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,698,210

		$7,021,190

Water and Sewer — 6.3%
Fairfax County Water Authority, 5.25%, 4/1/27	$2,795	$3,605,801
Hopewell Sewer System Revenue, 5.00%, 7/15/33	1,000	1,112,760
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	490,675

		$5,209,236

Total Tax-Exempt Investments — 103.5% (identified cost $77,472,375)		$85,380,404

Other Assets, Less Liabilities — (3.5)%		$(2,877,623)

Net Assets — 100.0%		$82,502,781

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 28.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 21.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,515,237.

(3)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2015.

3

A summary of open financial instruments at May 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/15	50 U.S. Long Treasury Bond	Short	$(7,734,674)	$(7,781,250)	$(46,576)

At May 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $46,576.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,738,299

Gross unrealized appreciation	$9,107,307
Gross unrealized depreciation	(795,202)

Net unrealized appreciation	$8,312,105

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$85,380,404	$—	$85,380,404
Total Investments	$—	$85,380,404	$—	$85,380,404

Liability Description
Futures Contracts	$(46,576)	$—	$—	$(46,576)
Total	$(46,576)	$—	$—	$(46,576)

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 27, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 27, 2015